TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Domestic	$ 241	$ (1,277)	$ (1,291)
Foreign	689	781	302
Current Income Tax Expense (Benefit), Total	930	(496)	(989)
Deferred taxes:
Domestic	2,575	2,673	414
Foreign	(1,198)	(602)	669
Deferred Income Tax Expense (Benefit)	1,377	2,071	1,083
Taxes on income (tax benefit)	$ 2,307	$ 1,575	$ 94